Income Tax Credit - Additional Information (Details) - GBP (£)		12 Months Ended
	Apr. 01, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Temporary differences and cumulative carry forward tax losses for which deferred tax has not been recognized		£ 99,100,000	£ 85,900,000	£ 74,400,000
Temporary differences on share based compensation arrangements		600,000	1,300,000	4,100,000
Cumulative carry forward tax losses		98,500,000	84,600,000	70,300,000
Applicable tax rate, Profit		£ (32,030,000)	£ (38,453,000)	£ (47,802,000)
U.K. [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Applicable tax rate		23.52%	19.00%	19.00%
Applicable tax rate, Profit	£ 250,000
U.K. [member] | Minimum [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Applicable tax rate	19.00%
U.K. [member] | Maximum [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Applicable tax rate	25.00%